Share-Based Compensation (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Options and warrants expensed
Risk-free interest rates	0.78%
Expected life	3 years			3 years
Expected dividends	0.00%			0.00%
Expected volatility	75.00%
Vycor Common Stock fair value minimum	$ 2.05			$ 3.00
Vycor Common Stock fair value maximum				$ 4.50
Maximum [Member]
Options and warrants expensed
Risk-free interest rates				1.60%
Expected volatility				99.00%
Minimum [Member]
Options and warrants expensed
Risk-free interest rates				0.42%
Expected volatility				96.00%